Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Notes payable consist of the following at June 30, 2012 and December 31, 2011(in thousands):

	June 30,	December 31,
	2012	2011

Notes payable - current
12% unsecured originally due July 2011	$935	935
6% unsecured due May 16, 2013 (net of discount of $0 in 2012 and $236 in 2011)	2,000	1,764
12% unsecured originally due March 2011	450	450
	$3,385	3,149

Notes payable related parties - current
12% unsecured due June 2012 (net of discount of $0 in 2012 and $21 in 2011)	$2,077	2,056

Convertible notes payable, net - current
6% unsecured due between March 2011 and February 2012 (net of discount of $0 in 2012 $34 in 2011)	2,520	2,676
10% unsecured due between April 2011 and February 2012 (net of discount of $0 in 2012 and $38 in 2011)	138	150
10% unsecured convertible note due November 2012 (net of discount of $833 in 2012 and $1,833 in 2011)	2,167	1,167
6% unsecured due June 2012 (net of discount of $432 in 2012 and $182 in 2011)	659	839
8% unsecured convertible note due April 2013 (net of discount of $1,129 in 2012)	2,294	-
	$7,778	4,832

Convertible notes payable related party, net - current
12% unsecured due June 2012 (net of discount of $93 in 2011)	$-	2,430
10% unsecured due within 6 months (net of discount of $46)	4,318
6% due July 2011 and November 2011 (net of discount of $92 in 2011)	1,390	1,158
	$5,708	3,588
Long term notes payable
6% unsecured note due October 2012	$200	200

Long term convertible notes, net
4% unsecured due November 15, 2013 (net of discount of $31 in 2012 and $42 in 2011)	$353	402
4% unsecured due June 30, 2013 (net of discount of $9 in 2011)	-	67
11% unsecured convertible note due December 2013 (net of discount of $38 in 2012 and $321 in 2011)	128	964
10% unsecured convertible note due May 2015 (net of discount of $710 in 2012)	662	-
	$1,143	1,433

Total notes payable, net	$20,291	15,258

Notes payable consists of the following at December 31,

	2010	2011
Notes payable – current
12% unsecured due July 2011 (net of discount of $38 in 2010 and $0 in 2011)	$714	$935
6% unsecured due May 16, 2012 (net of discount of $0 in 2010 and $236 in 2011)	-	1,764
12% unsecured originally due March 2011	650	450
	$1,364	$3,149

Notes payable related parties - current
12% unsecured due June 2012 (net of discount of $0 in 2010 and $21 in 2011)	$4,000	$2,056

Convertible notes payable, net - current
0% unsecured due June 2011 (net of discount $357 in 2010 and $0 in 2011)	$360	$-
6% unsecured due November 2010	300	-
6% unsecured originally due March 2011	110	110
6% unsecured due between March 2011 and February 2012 (net of discount of $424 in 2010 and $34 in 2011)	1,526	2,566
10% unsecured due between April 2011 and February 2012 (net of discount of $0 in 2010 and $55 in 2011)	-	100
10% unsecured due between March and May 2011 (net of discount of $57 in 2010 and $25 in 2011)	338	-
11% unsecured due December 2011 (net of discount of $143 in 2010 and $38 in 2011)	102	50
	-
10% unsecured convertible note due November 2012 (net of discount of $0 in 2010 and $1,833 in 2011)	-	1,167
6% unsecured due June 2012 (net of discount of $0 in 2010 and $261 in 2011)	-	839
	$2,736	$4,832

Convertible Notes payable related party, net - current
12% unsecured due June 2012 (net of discount of $0 in 2010 and $93 in 2011)	$-	$2,430
6% due July 2011 and November 2011 and on demand (net of discount of $351 in 2010 and $92 in 2011)	-	1,158
	$-	$3,588

Long term notes payable
20% unsecured convertible note due December 2013	$350	$-
6% unsecured note due October 2012	-	200
	$350	$200

Long term convertible notes, net
6% unsecured due March 2012 (net of discount of $321 in 2010 and $0 in 2011)	$555	$-
4% unsecured due November 15, 2013 (net of discount of $0 in 2010 and $42 in 2011)	-	402
4% unsecured due June 30, 2013 (net of discount of $0 in 2010 and $9 in 2011)	-	67
11% unsecured convertible note due December 2013 (net of discount of $0 in 2010 and $321 in 2011)	-	964
	$555	$1,433
Long term convertible notes related party, net
20% unsecured convertible note due December 2013 (net of discount of $0 in 2011)	$949	$-

Total notes payable, net	$9,954	$15,258